Fees Summary	Jan. 21, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 23,939,000
Previously Paid Amount	0.00
Total Fee Amount	3,305.98
Total Offset Amount	0.00
Net Fee	3,305.98
Narrative - Max Aggregate Offering Price	$ 23,939,000
Final Prospectus	true